Note Fair value of financial instruments (Carrying or notional amounts and estimated fair values for financial instruments) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018		Mar. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial Assets:
Cash And Due From Banks	$ 394,035			$ 402,857
Money market investments	4,171,048			5,255,119
Trading account debt securities, excluding derivatives	37,787			33,926
Debt securities available-for-sale, at fair value	13,300,184			10,176,923
Debt securities held-to-maturity, at amortized cost	101,575			107,019	[1]
Equity securities:
Equity securities	155,584			165,103
FDIC loss-share asset	0			46,316		$ 69,334
Mortgage servicing rights	169,777			168,031		$ 196,889
Deposits
Time deposits	7,616,764			7,514,878
Total deposits	39,710,039			35,453,508
Assets sold under agreements to repurchase	281,529			390,921
Other short-term borrowings	42			96,208
Notes payable:
Capital lease obligations	20,412			18,642
Notes Payable	1,256,102			1,536,356
Derivatives	12,320			14,431
Contingent consideration			$ 171,000	165,000
Carrying amount
Financial Assets:
Cash And Due From Banks	394,035			402,857
Money market investments	4,171,048			5,255,119
Trading account debt securities, excluding derivatives	37,787	[2]		33,746
Debt securities available-for-sale, at fair value	13,300,184	[2]		10,176,923
Debt securities held-to-maturity, at amortized cost	101,575			107,019
Equity securities:
FHLB Stock	51,628			57,819
FRB stock	89,358			94,308
Other investments	14,598			12,976
Equity securities	155,584			165,103
Loans held-for-sale	51,422			132,395
Loans covered under loss sharing agreements with the FDIC				484,030
FDIC loss-share asset				45,192
Mortgage servicing rights	169,777			168,031
Derivatives	13,603			16,719
Deposits
Demand deposits	32,093,274			27,938,630
Time deposits	7,616,765			7,514,878
Total deposits	39,710,039			35,453,508
Assets sold under agreements to repurchase	281,529			390,921
Other short-term borrowings	42	[3]		96,208
Notes payable:
Advances with the FHLB	556,776			631,490
Unsecured senior debt securities	294,039			446,873
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	384,875			439,351
Capital lease obligations	20,412			18,642
Notes Payable	1,256,102			1,536,356
Derivatives	12,320			14,431
Contingent consideration				164,858
Fair Value
Financial Assets:
Cash And Due From Banks	394,035			402,857
Money market investments	4,171,048			5,255,119
Trading account debt securities, excluding derivatives	37,787	[2]		33,746
Debt securities available-for-sale, at fair value	13,300,184	[2]		10,176,923
Debt securities held-to-maturity, at amortized cost	102,653			97,501
Equity securities:
FHLB Stock	51,628			57,819
FRB stock	89,358			94,308
Other investments	18,835			16,290
Equity securities	159,821			168,417
Loans held-for-sale	52,474			134,839
F D I C Indemnification Asset Fair Value Portion				33,323
Mortgage servicing rights	169,777			168,031
Derivatives	13,603			16,719
Deposits
Demand deposits	32,093,274			27,938,630
Time deposits	7,392,698			7,381,232
Total deposits	39,485,972			35,319,862
Assets sold under agreements to repurchase	281,535			390,752
Other short-term borrowings	42			96,208
Notes payable:
Advances with the FHLB	553,111			628,839
Unsecured senior debt securities	302,664			463,554
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	381,079			406,883
Capital lease obligations	20,412			18,642
Notes Payable	1,257,266			1,517,918
Derivatives	12,320			14,431
Contingent consideration				164,858
Obligations of Puerto Rico, States and political subdivisions | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	89,459			92,754
Obligations of Puerto Rico, States and political subdivisions | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	90,534			83,239
Collateralized Mortgage Obligations - Federal agencies | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	55			67
Collateralized Mortgage Obligations - Federal agencies | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	58			71
Securities in wholly owned statutory business trusts | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561			13,198
Securities in wholly owned statutory business trusts | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561			13,198
Other | Carrying amount
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500			1,000
Other | Fair Value
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500			993
Level 1
Financial Assets:
Cash And Due From Banks	394,035			402,857
Money market investments	4,161,832			5,245,346
Trading account debt securities, excluding derivatives	6,278	[2]		261
Debt securities available-for-sale, at fair value	2,719,740	[2]		503,385
Debt securities held-to-maturity, at amortized cost	0			0
Equity securities:
FHLB Stock	0			0
FRB stock	0			0
Other investments	0			0
Equity securities	0			0
Loans held-for-sale	0			0
F D I C Indemnification Asset Fair Value Portion				0
Mortgage servicing rights	0			0
Derivatives	0			0
Deposits
Demand deposits	0			0
Time deposits	0			0
Total deposits	0			0
Assets sold under agreements to repurchase	0			0
Other short-term borrowings	0			0
Notes payable:
Advances with the FHLB	0			0
Unsecured senior debt securities	0			0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0			0
Capital lease obligations	0			0
Notes Payable	0			0
Derivatives	0			0
Contingent consideration				0
Level 1 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 1 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 1 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 1 | Other
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 2
Financial Assets:
Cash And Due From Banks	0			0
Money market investments	9,216			9,773
Trading account debt securities, excluding derivatives	30,370	[2]		32,384
Debt securities available-for-sale, at fair value	10,579,211	[2]		9,672,250
Debt securities held-to-maturity, at amortized cost	12,061			13,948
Equity securities:
FHLB Stock	51,628			57,819
FRB stock	89,358			94,308
Other investments	13,296			11,076
Equity securities	154,282			163,203
Loans held-for-sale	0			0
F D I C Indemnification Asset Fair Value Portion				0
Mortgage servicing rights	0			0
Derivatives	13,603			16,719
Deposits
Demand deposits	32,093,274			27,938,630
Time deposits	7,392,698			7,381,232
Total deposits	39,485,972			35,319,862
Assets sold under agreements to repurchase	281,535			390,752
Other short-term borrowings	42			96,208
Notes payable:
Advances with the FHLB	553,111			628,839
Unsecured senior debt securities	302,664			463,554
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	381,079			406,883
Capital lease obligations	0			0
Notes Payable	1,236,854			1,499,276
Derivatives	12,320			14,431
Contingent consideration				0
Level 2 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 2 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 2 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, at amortized cost	11,561			13,198
Level 2 | Other
Financial Assets:
Debt securities held-to-maturity, at amortized cost	500			750
Level 3
Financial Assets:
Cash And Due From Banks	0			0
Money market investments	0			0
Trading account debt securities, excluding derivatives	1,139	[2]		1,101
Debt securities available-for-sale, at fair value	1,233	[2]		1,288
Debt securities held-to-maturity, at amortized cost	90,592			83,553
Equity securities:
FHLB Stock	0			0
FRB stock	0			0
Other investments	5,539			5,214
Equity securities	5,539			5,214
Loans held-for-sale	52,474			134,839
F D I C Indemnification Asset Fair Value Portion				33,323
Mortgage servicing rights	169,777			168,031
Derivatives	0			0
Deposits
Demand deposits	0			0
Time deposits	0			0
Total deposits	0			0
Assets sold under agreements to repurchase	0			0
Other short-term borrowings	0			0
Notes payable:
Advances with the FHLB	0			0
Unsecured senior debt securities	0			0
Junior Subordinated Debenture Owed To Unconsolidated Subsidiary Trust	0			0
Capital lease obligations	20,412			18,642
Notes Payable	20,412			18,642
Derivatives	0			0
Contingent consideration				164,858
Level 3 | Obligations of Puerto Rico, States and political subdivisions
Financial Assets:
Debt securities held-to-maturity, at amortized cost	90,534			83,239
Level 3 | Collateralized Mortgage Obligations - Federal agencies
Financial Assets:
Debt securities held-to-maturity, at amortized cost	58			71
Level 3 | Securities in wholly owned statutory business trusts
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			0
Level 3 | Other
Financial Assets:
Debt securities held-to-maturity, at amortized cost	0			243
Non-covered loans | Carrying amount
Equity securities:
Loans held in portfolio, net	25,938,541			23,702,612
Non-covered loans | Fair Value
Equity securities:
Loans Receivable, Fair Value Disclosure	23,143,027			21,883,003
Non-covered loans | Level 1
Equity securities:
Loans Receivable, Fair Value Disclosure	0			0
Non-covered loans | Level 2
Equity securities:
Loans Receivable, Fair Value Disclosure	0			0
Non-covered loans | Level 3
Equity securities:
Loans Receivable, Fair Value Disclosure	$ 23,143,027			21,883,003
Covered loans | Fair Value
Equity securities:
Loans Receivable, Fair Value Disclosure				465,893
Covered loans | Level 1
Equity securities:
Loans Receivable, Fair Value Disclosure				0
Covered loans | Level 2
Equity securities:
Loans Receivable, Fair Value Disclosure				0
Covered loans | Level 3
Equity securities:
Loans Receivable, Fair Value Disclosure				$ 465,893

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Refer to Note 29 to the Consolidated Financial Statements for the fair value by class of financial asset and its hierarchy level.
[3]	Refer to Note 19 to the Consolidated Financial Statements for the composition of other short-term borrowings.